UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                    Investment Company Act File No. 811-07371
      ---------------------------------------------------------------------

                      Credit Suisse Japan Equity Fund, Inc.
    ------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

               466 Lexington Avenue, New York, New York 10017-3140
    -------------------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

                               J. Kevin Gao, Esq.
                      Credit Suisse Japan Equity Fund, Inc.
                              466 Lexington Avenue
                          New York, New York 10017-3140

Registrant's telephone number, including area code: (212) 875-3500

Date of fiscal year end: October 31

Date of reporting period: November 1, 2004 to April 30, 2005

ITEM 1. REPORTS TO STOCKHOLDERS.


                                                             CREDIT | ASSET
                                                             SUISSE | MANAGEMENT

CREDIT SUISSE FUNDS
Semiannual Report

April 30, 2005
(unaudited)

                    o  CREDIT SUISSE
                       JAPAN EQUITY FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 800-927-2874 or by writing to Credit Suisse Funds, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at 466 Lexington Ave., New York, NY 10017-3140. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Common Class and/or Advisor Class shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge but may be subject to an ongoing service and distribution fee of up to 0.50% of average daily net assets. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A, B or C shares. For more information, please review the relevant prospectuses or consult your financial representative.

The views of the Fund's management are as of the date of the letter and Fund holdings described in this document are as of April 30, 2005; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("CSAM") or any affiliate, are not FDIC-insured and are not guaranteed by CSAM or any affiliate. Fund investments are subject to investment risk, including loss of your investment.

CREDIT SUISSE JAPAN EQUITY FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT

April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                                    May 25, 2005

Dear Shareholder:

PERFORMANCE SUMMARY
11/01/04 - 04/30/05

SHARE CLASS/BENCHMARK                                                PERFORMANCE
Common1                                                               3.08%
Advisor1                                                              3.36%
Class A1,2                                                            3.30%
TOPIX Index (US$ Denominated)3                                        6.09%

   Performance for the Fund's Class A shares is without the maximum sales charge of 5.75%.2

MARKET OVERVIEW: POSITIVE DESPITE LATE PERIOD PROFIT-TAKING

   Japan's stock market traded in a narrow range during the first six weeks of the period, reflecting concerns over rising oil prices and signs of economic slowdown. In addition, the yen's ongoing appreciation vs. the US dollar caused corporate earnings concerns, at least with regard to Japan's exporters. That notwithstanding, Japan's stock began to rally, supported by better than expected industrial production data. Late in the period the market turned down, hit by profit-taking fueled by a declining US market and renewed worries over oil. In the end, the market had a gain for the period, and local returns were boosted for dollar-based investors by the yen's appreciation.

STRATEGIC REVIEW: REDUCED AUTO SECTORS, INCREASED ELECTRICAL MACHINERY

   The Fund had a gain for the period but trailed its benchmark. Although sector selection was on the whole beneficial, this was more than countered by overall stock selection. Positive sector allocation contributors included our underweighting in the information/communication area and our overweightings in the machinery and miscellaneous finance areas.

   As for stock selection, the most negative contributors were NOK Corporation (1.9% of the Fund's portfolio as of April 30, 2005) and Nissan Motor (1.7% of the Fund's portfolio as of April 30, 2005) in the transportation equipment industry; Funai Electric (0.5% of the Fund's portfolio as of April 30, 2005) and Elpida Memory (1.8% of the Fund's portfolio as of April 30, 2005) in the electrical machinery industry; and Fujisawa Pharmaceutical (merged with

CREDIT SUISSE JAPAN EQUITY FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)

April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

Yamanouchi Pharmaceutical in April 2005, now Astellas Pharmaceutical (3.1% of the Fund's portfolio as of April 30, 2005). Good performers included Matsui Securities (2.5% of the Fund's portfolio as of April 30, 2005), an Internet broker focusing on individual investors, Hitachi Chemical (2.1% of the Fund's portfolio as of April 30, 2005), a major processor of synthetic resins, and Mitsui & Co. (3.1% of the Fund's portfolio as of April 30, 2005), a leading trading and distribution wholesaler in steel and other markets.

--------------------------------------------------------------------------------

   With regard to portfolio adjustments in the period, we reduced our exposure to the auto and auto-related sectors, as well as the machinery sector, based on our view that a stronger yen will likely have an adverse effect on earnings. On the other hand, we increased our exposure to the electrical machinery industry, despite the yen, as we expect a better inventory backdrop and a continued expansion of capital expenditures. In terms of domestic-related sectors, we increased the Fund's weighting in the information/communication and services sectors. We invested in these areas selectively, attempting to identify companies providing unique and new services.

FOCUS ON EARNINGS GROWTH

   Corporate earnings in Japan, which have shown double-digit growth for three years now, have been the main driver of the Japanese economic recovery. However, growth is generally expected to slow in 2005. Should cyclical factors deteriorate, we will take a cautious approach to firms whose profits are greatly dependent on economic trends. In general, our focus remains on attempting to identify companies with the potential to benefit from such factors as new services and unique business models, including among small-cap and mid-cap stocks.

   From a broad market perspective, we think that share buybacks and dividend increases, backed by high levels of free cash flows, could support stocks, as could merger and acquisition activity targeted at uncovering hidden assets. Finally, we continue to monitor foreign (i.e., non-Japan) investors' allocation to the market, as such investors have been the main drivers of its recent rise.

Kunio Tomiyama
Portfolio Manager

CREDIT SUISSE JAPAN EQUITY FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)

April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

   International investing entails special risk considerations, including currency fluctuations, lower liquidity, economic and political risks and differences in accounting methods. There are also risks associated with investing in Japan, including the risk of investing in a single-country fund.

   In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Fund's investment portfolio. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

CREDIT SUISSE JAPAN EQUITY FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)

April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                  AVERAGE ANNUAL RETURNS AS OF MARCH 31, 20051

                                                                SINCE     INCEPTION
                                        1 YEAR     5 YEARS    INCEPTION      DATE
                                        ------     -------    ---------      ----
Common Class                            (8.60)%    (21.58)%     (1.53)%    12/29/95
Advisor Class                           (8.32)%    (21.86)%     (2.04)%    12/29/95
Class A Without Sales Charge            (8.33)%      --          1.43%     11/30/01
Class A With Maximum Sales Charge      (13.62)%      --         (0.33)%    11/30/01

                  AVERAGE ANNUAL RETURNS AS OF APRIL 30, 20051

                                                                SINCE     INCEPTION
                                        1 YEAR     5 YEARS    INCEPTION      DATE
                                        ------     -------    ---------      ----
Common Class                            (6.96)%    (19.06)%     (1.65)%    12/29/95
Advisor Class                           (6.61)%    (19.32)%     (2.14)%    12/29/95
Class A Without Sales Charge            (6.67)%      --          1.01%     11/30/01
Class A With Maximum Sales Charge      (12.07)%      --         (0.70)%    11/30/01

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance information current to the most recent month-end is available at www.csam.com/us.

-------
1 Fee waivers and/or expense reimbursements reduced expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.
2 Total return for Class A Shares for the reporting period, based on offering price (with maximum sales charge of 5.75%), was down 2.56%.
3 The Tokyo Stock Exchange (TOPIX) Index is an unmanaged capitalization-weighted index designed to reflect the general directional movement of the Japanese equity market. It consists of all shares listed on the First Section of the Tokyo Stock Exchange, which is generally reserved for Japan's larger companies, and is denominated in US dollars. Investors cannot invest directly in an index.

CREDIT SUISSE JAPAN EQUITY FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)

April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

INFORMATION ABOUT YOUR FUND'S EXPENSES

   As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended April 30, 2005.

   The table illustrates your Fund's expenses in two ways:

   o ACTUAL FUND RETURN. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

   o HYPOTHETICAL 5% FUND RETURN. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

   Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

CREDIT SUISSE JAPAN EQUITY FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)

April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                EXPENSES AND VALUE OF A $1,000 INVESTMENT
               FOR THE SIX MONTH PERIOD ENDED APRIL 30, 2005
--------------------------------------------------------------------------------

                                                COMMON    ADVISOR
ACTUAL FUND RETURN                               CLASS     CLASS      CLASS A
                                                 -----     -----      -------
Beginning Account Value 11/1/04               $1,000.00  $1,000.00  $1,000.00
Ending Account Value 4/30/05                  $1,030.80  $1,033.60  $1,033.00
Expenses Paid per $1,000*                     $    8.81  $    7.56  $    8.82

HYPOTHETICAL 5% FUND RETURN

Beginning Account Value 11/1/04               $1,000.00  $1,000.00  $1,000.00
Ending Account Value 4/30/05                  $1,016.12  $1,017.36  $1,016.12
Expenses Paid per $1,000*                     $    8.75  $    7.50  $    8.75

                                                COMMON    ADVISOR
                                                 CLASS     CLASS      CLASS A
                                                 -----     -----      -------
ANNUALIZED EXPENSE RATIOS*                        1.75%      1.50%      1.75%

-----------
* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 365.

   The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher.

For more information, please refer to the Fund's prospectus.

CREDIT SUISSE JAPAN EQUITY FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)

April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

BAR CHART:

SECTOR BREAKDOWN*

CONSUMER DISCRETIONARY                          26.6%
FINANCIALS                                      23.3%
INFORMATION TECHNOLOGY                          15.2%
INDUSTRIALS                                     11.7%
MATERIALS                                       11.1%
TELECOMMUNICATION SERVICES                       4.3%
HEALTH CARE                                      3.6%
CONSUMER STAPLES                                 2.1%
SHORT-TERM INVESTMENTS                           1.7%
ENERGY                                           0.4%


-----------
* Expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.


CREDIT SUISSE JAPAN EQUITY FUND
SCHEDULE OF INVESTMENTS
April 30, 2005 (unaudited)
------------------------------------------------------------------------------------

                                                                NUMBER OF
                                                                 SHARES       VALUE
                                                               ----------     -----

COMMON STOCKS (98.1%)
JAPAN (98.1%)
Auto Components (7.0%)
   Denso Corp.                                                   51,600   $1,220,417
   NHK Spring Company, Ltd.ss.                                  227,000    1,724,239
   Nok Corp.ss.                                                  51,700    1,347,596
                                                                          ----------
                                                                           4,292,252
                                                                          ----------

Automobiles (8.7%)
   Honda Motor Company, Ltd.                                     24,700    1,187,969
   Nissan Motor Company, Ltd.                                   125,900    1,238,189
   Toyota Motor Corp.                                            80,200    2,908,293
                                                                          ----------
                                                                           5,334,451
                                                                          ----------

Banks (10.4%)
   Mitsubishi Tokyo Financial Group, Inc.                           143    1,235,206
   Mizuho Financial Group, Inc.                                     559    2,622,746
   Sumitomo Mitsui Financial Group, Inc.                            389    2,509,268
                                                                          ----------
                                                                           6,367,220
                                                                          ----------

Chemicals (6.2%)
   Hitachi Chemical Company, Ltd.                                88,400    1,506,361
   JSR Corp.ss.                                                  35,000      706,732
   Shin-Etsu Chemical Company, Ltd.                              16,700      615,304
   Toray Industries, Inc.                                       210,000      935,417
                                                                          ----------
                                                                           3,763,814
                                                                          ----------

Computers & Peripherals (2.1%)
   Elpida Memory, Inc.*ss.                                       36,400    1,297,896
                                                                          ----------

Diversified Financials (10.8%)
   Asset Managers Company, Ltd.ss.                                  128      614,971
   Matsui Securities Company, Ltd.ss.                            44,600      604,673
   Matsui Securities Company, Ltd. W/I*ss.                       89,200    1,203,050
   ORIX Corp.                                                    10,800    1,465,241
   Promise Company, Ltd.                                         20,150    1,299,650
   SFCG Company, Ltd.                                             3,950    1,012,295
   Takefuji Corp.                                                 5,650      357,677
                                                                          ----------
                                                                           6,557,557
                                                                          ----------

Electrical Equipment (2.3%)
   Eneserve Corp.ss.                                              5,600      195,461
   Nitto Denko Corp.                                             21,700    1,182,643
                                                                          ----------
                                                                           1,378,104
                                                                          ----------


                 See Accompanying Notes to Financial Statements.

                                        8


CREDIT SUISSE JAPAN EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2005 (unaudited)

------------------------------------------------------------------------------------

                                                                NUMBER OF
                                                                 SHARES       VALUE
                                                               ----------     -----

COMMON STOCKS
JAPAN
Electronic Equipment & Instruments (9.4%)
   Hoya Corp.                                                    10,900   $1,137,338
   Keyence Corp.                                                  5,300    1,168,581
   Nidec Corp.ss.                                                 7,500      879,943
   Omron Corp.                                                   14,300      312,266
   Rohm Company, Ltd.                                            13,700    1,287,582
   TDK Corp.                                                     13,300      925,856
                                                                          ----------
                                                                           5,711,566
                                                                          ----------

Food & Drug Retailing (2.1%)
   Matsumotokiyoshi Company, Ltd.                                45,700    1,290,860
                                                                          ----------

Food Products (0.6%)
   Pigeon Corp.                                                  24,700      377,924
                                                                          ----------

Hotels, Restaurants & Leisure (2.0%)
   Round One Corp.                                                  543    1,189,135
                                                                          ----------

Household Durables (3.0%)
   Funai Electric Company, Ltd.                                   2,900      328,515
   Matsushita Electric Industrial Company, Ltd.                 102,000    1,491,077
                                                                          ----------
                                                                           1,819,592
                                                                          ----------

Insurance (1.9%)
   Millea Holdings, Inc.                                             87    1,184,967
                                                                          ----------

IT Consulting & Services (0.6%)
   Itochu Techno-Science Corp.ss.                                10,500      335,806
                                                                          ----------

Leisure Equipment & Products (1.9%)
   Sega Sammy Holdings, Inc.                                     20,100    1,177,007
                                                                          ----------

Machinery (6.1%)
   Daikin Industries, Ltd.                                       64,000    1,597,068
   Hitachi Construction Machinery Company, Ltd.ss.               21,000      269,794
   Kubota Corp.                                                 253,000    1,303,756
   SMC Corp.                                                      5,400      566,896
                                                                          ----------
                                                                           3,737,514
                                                                          ----------

Media (3.1%)
   Jupiter Telecommunications Company, Ltd.*                      1,468    1,168,355
   Usen Corp.                                                    24,150      697,098
                                                                          ----------
                                                                           1,865,453
                                                                          ----------

Metals & Mining (3.0%)
   JFE Holdings, Inc.ss.                                         66,000    1,830,185
                                                                          ----------


                 See Accompanying Notes to Financial Statements.

                                        9

CREDIT SUISSE JAPAN EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2005 (unaudited)

------------------------------------------------------------------------------------

                                                                NUMBER OF
                                                                 SHARES       VALUE
                                                               ----------     -----

COMMON STOCKS
JAPAN
Office Electronics (2.3%)
   Canon, Inc.                                                   27,500   $1,429,482
                                                                          ----------

Oil & Gas (0.3%)
   Inpex Corp.                                                       37      203,580
                                                                          ----------

Pharmaceuticals (3.6%)
   Astellas Pharma, Inc.                                         60,421    2,186,445
                                                                          ----------

Real Estate (0.1%)
   Mitsui Fudosan Company, Ltd.                                   7,000       78,070
                                                                          ----------

Software (0.8%)
   Fuji Soft ABC, Inc.                                           15,700      461,025
                                                                          ----------

Specialty Retail (3.3%)
   Shimamura Company, Ltd.ss.                                    16,000    1,320,603
   USS Company, Ltd.                                              8,550      678,438
                                                                          ----------
                                                                           1,999,041
                                                                          ----------

Trading Companies & Distributors (5.2%)
   Mitsui & Company, Ltd.                                       234,000    2,219,399
   Sumitomo Corp.                                               112,000      948,495
                                                                          ----------
                                                                           3,167,894
                                                                          ----------

Wireless Telecommunication Services (1.3%)
   NTT DoCoMo, Inc.                                                 497      769,103
                                                                          ----------

TOTAL COMMON STOCKS (Cost $48,091,825)                                    59,805,943
                                                                          ----------

SHORT-TERM INVESTMENTS (19.3%)
   State Street Navigator Prime Fundss.ss.                   10,804,962   10,804,962


                                                                   PAR
                                                                  (000)
                                                               ----------

State Street Bank and Trust Co. Euro Time Deposit,
   1.850%, 5/02/05                                               $1,007    1,007,000
                                                                         -----------

TOTAL SHORT-TERM INVESTMENTS (Cost $11,811,962)                           11,811,962
                                                                         -----------

TOTAL INVESTMENTS AT VALUE (117.4%) (Cost $59,903,787)                    71,617,905

LIABILITIES IN EXCESS OF OTHER ASSETS (-17.4%)                           (10,634,930)
                                                                         -----------

NET ASSETS (100.0%)                                                      $60,982,975
                                                                         ===========

------
*      Non-income producing security.

ss.    Security or portion thereof is out on loan.

ss.ss. Represents security purchased with cash collateral received for securities on loan.

                See Accompanying Notes to Financial Statements.


CREDIT SUISSE JAPAN EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

ASSETS
   Investments at value, including collateral for securities on
      loan of $10,804,962 (Cost $59,903,787) (Note 2)                $  71,617,9051
   Cash                                                                         86
   Receivable for investments sold                                       2,223,760
   Dividend and interest receivable                                        316,969
   Receivable for fund shares sold                                           3,717
   Prepaid expenses and other assets                                        29,427
                                                                     -------------
      Total Assets                                                      74,191,864
                                                                     -------------
LIABILITIES
   Advisory fee payable (Note 3)                                            23,494
   Administrative services fee payable (Note 3)                             21,531
   Distribution fee payable (Note 3)                                        12,880
   Payable upon return of securities loaned (Note 2)                    10,804,962
   Payable for investments purchased                                     2,114,459
   Payable for fund shares redeemed                                         39,957
   Directors' fee payable                                                    4,408
   Other accrued expenses payable                                          187,198
                                                                     -------------
      Total Liabilities                                                 13,208,889
                                                                     -------------
NET ASSETS
   Capital stock, $0.001 par value (Note 6)                                 11,398
   Paid-in capital (Note 6)                                            126,528,178
   Accumulated net investment loss                                        (211,934)
   Accumulated net realized loss on investments and
      foreign currency transactions                                    (77,064,545)
   Net unrealized appreciation from investments and foreign
      currency translations                                             11,719,878
                                                                     -------------
      Net Assets                                                     $  60,982,975
                                                                     =============
COMMON SHARES
   Net assets                                                        $  58,980,445
   Shares outstanding                                                   11,020,853
                                                                     -------------
   Net asset value, offering price, and redemption price per share          $ 5.35
                                                                            ======
ADVISOR SHARES
   Net assets                                                        $     210,159
   Shares outstanding                                                       40,199
                                                                     -------------
   Net asset value, offering price, and redemption price per share          $ 5.23
                                                                            ======
A SHARES
   Net assets                                                        $   1,792,371
   Shares outstanding                                                      336,667
                                                                     -------------
   Net asset value and redemption price per share                           $ 5.32
                                                                            ======
   Maximum offering price per share (net asset value/(1-5.75%))             $ 5.64
                                                                            ======

--------------------------------------------------------------------------------
1 Including $10,274,859 of securities on loan.


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE JAPAN EQUITY FUND
STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2005 (unaudited)
-----------------------------------------------------------------------------------

INVESTMENT INCOME (Note 2)
   Dividends                                                           $   353,577
   Interest                                                                  5,433
   Securities lending                                                       36,724
   Foreign taxes withheld                                                  (24,750)
                                                                       ------------
     Total investment income                                               370,984
                                                                       ------------
EXPENSES
   Investment advisory fees (Note 3)                                       416,616
   Administrative services fees (Note 3)                                    58,879
   Distribution fees (Note 3)
     Common Class                                                           81,112
     Class A                                                                 1,866
   Transfer agent fees (Note 3)                                            175,718
   Printing fees (Note 3)                                                   41,927
   Legal fees                                                               18,250
   Custodian fees                                                           17,848
   Registration fees                                                        14,782
   Audit fees                                                               11,263
   Directors' fees                                                           8,258
   Insurance expense                                                         1,694
   Commitment fees (Note 4)                                                    963
   Miscellaneous expense                                                     4,795
                                                                       ------------
     Total expenses                                                        853,971
   Less: fees waived (Note 3)                                             (271,053)
                                                                       ------------
     Net expenses                                                          582,918
                                                                       ------------
       Net investment loss                                                (211,934)
                                                                       ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND
  FOREIGN CURRENCY RELATED ITEMS
   Net realized gain from investments                                    4,035,451
   Net realized loss on foreign currency transactions                       (6,979)
   Net change in unrealized appreciation (depreciation)
     from investments                                                   (1,463,367)
   Net change in unrealized appreciation (depreciation) from
     foreign currency translations                                          (3,909)
                                                                       ------------
   Net realized and unrealized gain from investments and
     foreign currency related items                                      2,561,196
                                                                       ------------
   Net increase in net assets resulting from operations                $ 2,349,262
                                                                       ============


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE JAPAN EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                     FOR THE SIX MONTHS
                                                                            ENDED              FOR THE YEAR
                                                                      APRIL 30, 2005               ENDED
                                                                         (UNAUDITED)          OCTOBER 31, 2004
                                                                         -----------          ----------------
FROM OPERATIONS
  Net investment loss                                                 $    (211,934)          $    (703,931)
  Net realized gain from investments and foreign
    currency transactions                                                 4,028,472               6,975,984
  Net change in unrealized appreciation (depreciation) from
   investments and foreign currency translations                         (1,467,276)             (7,118,623)
                                                                      -------------           -------------
   Net increase (decrease) in net assets resulting from operations        2,349,262                (846,570)
                                                                      -------------           -------------
FROM CAPITAL SHARE TRANSACTIONS (Note 6)
  Proceeds from sale of shares                                            3,121,390              11,586,746
  Net asset value of shares redeemed                                    (13,052,148)1           (32,354,459)2
                                                                      -------------           -------------
    Net decrease in net assets from capital share transactions           (9,930,758)            (20,767,713)
                                                                      -------------           -------------
  Net decrease in net assets                                             (7,581,496)            (21,614,283)
NET ASSETS
  Beginning of period                                                    68,564,471              90,178,754
                                                                      -------------           -------------
  End of period                                                       $  60,982,975           $  68,564,471
                                                                      =============           =============
Accumulated net investment loss                                       $    (211,934)          $          --
                                                                      =============           =============


--------------------------------------------------------------------------------
1 Net of $1,432 of redemption fees retained by the Fund.
2 Net of $39,537 of redemption fees retained by the Fund.


                 See Accompanying Notes to Financial Statements.


CREDIT SUISSE JAPAN EQUITY FUND
FINANCIAL HIGHLIGHTS
(For a Common Class Share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------

                               FOR THE SIX MONTHS
                                       ENDED            FOR THE YEAR ENDED OCTOBER 31,
                                  APRIL 30, 2005 --------------------------------------------
                                     (UNAUDITED)   2004     2003    2002      2001     2000
---------------------------------------------------------------------------------------------
PER SHARE DATA
  Net asset value,
    beginning of period                $  5.19   $  5.26 $  3.82 $  4.79  $  11.54   $  24.26
                                       -------   ------- ------- -------  --------   --------
INVESTMENT OPERATIONS
  Net investment loss                    (0.02)1   (0.05)1 (0.04)1 (0.06)1   (0.12)     (0.42)
  Net gain (loss) on investments
    and foreign currency related items
    (both realized and unrealized)        0.18     (0.02)   1.48   (0.92)    (4.73)     (8.64)
                                       -------   ------- ------- -------  --------   --------
      Total from investment operations    0.16     (0.07)  1.44    (0.98)   (4.85)      (9.06)
                                       -------   ------- ------- -------  --------   --------
LESS DISTRIBUTIONS
  Distributions from net realized gains     --        --      --      --     (2.02)     (3.75)
                                       -------   ------- ------- -------  --------   --------
REDEMPTION FEES                           0.002     0.002   0.002   0.01     0.12        0.09
                                       -------   ------- ------- -------  --------   --------
NET ASSET VALUE, END OF PERIOD         $  5.35   $  5.19 $  5.26 $  3.82  $   4.79   $  11.54
                                       =======   ======= ======= =======  ========   ========
    Total return3                         3.08%   (1.33)%  37.70% (20.25)% (48.66)%   (40.04)%
RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period
    (000s omitted)                     $58,980   $67,661 $88,818 $74,694   $51,805   $117,080
    Ratio of expenses to average
      net assets                          1.75%    41.75%   1.75%   1.75%     1.76%      1.77%
    Ratio of net investment loss
    to average net assets                (0.64)%4 (0.90)% (1.01)% (1.30)%   (1.38)%    (1.41)%
    Decrease reflected in above
      operating expense
      ratios due to waivers               0.81%4    0.82%   0.94%   0.94%     0.77%      0.53%
  Portfolio turnover rate                   17%       63%    117%     69%       59%       118%


--------------------------------------------------------------------------------
1 Per share information is calculated using the average shares outstanding method.
2 This amount represents less than $0.01 per share.
3 Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the period shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.
4 Annualized.

                 See Accompanying Notes to Financial Statements.


CREDIT SUISSE JAPAN EQUITY FUND
FINANCIAL HIGHLIGHTS
(For an Advisor Class Share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------

                               FOR THE SIX MONTHS
                                       ENDED             FOR THE YEAR ENDED OCTOBER 31,
                                  APRIL 30, 2005 --------------------------------------------
                                     (UNAUDITED)   2004     2003    2002      2001     2000
---------------------------------------------------------------------------------------------
PER SHARE DATA
  Net asset value, beginning of period $  5.06   $  5.12 $  3.73 $  4.71  $  11.42   $  24.18
                                       -------   ------- ------- -------  --------   --------
INVESTMENT OPERATIONS
  Net investment loss                    (0.01)1   (0.03)1 (0.05)1 (0.08)1   (0.11)     (0.42)
  Net gain (loss) on investments
    and foreign currency related items
    (both realized and unrealized)        0.18     (0.03)   1.44   (0.90)    (4.66)     (8.63)
                                       -------   ------- ------- -------  --------   --------
      Total from investment operations    0.17     (0.06)  1.39    (0.98)    (4.77)     (9.05)
                                       -------   ------- ------- -------  --------   --------
LESS DISTRIBUTIONS
  Distributions from net realized gains     --        --      --      --     (2.00)     (3.73)
                                       -------   ------- ------- -------  --------   --------
REDEMPTION FEES                             --        --      --    0.002     0.06       0.02
                                       -------   ------- ------- -------  --------   --------
NET ASSET VALUE, END OF PERIOD         $  5.23   $  5.06 $  5.12 $  3.73  $   4.71   $  11.42
                                       =======   ======= ======= =======  ========   ========
    Total return3                         3.36%   (1.17)%  37.27% (20.81)% (48.90)%   (40.47)%
RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period
    (000s omitted)                     $   210   $   330 $   412 $   400  $    911   $  2,254
    Ratio of expenses to
      average net assets                  1.50%    41.50%   2.00%   2.00%     2.01%      2.02%
    Ratio of net investment loss
      to average net assets             (0.54)%4  (0.64)% (1.25)% (1.62)%   (1.63)%    (1.66)%
    Decrease reflected in above
      operating expense
      ratios due to waivers               0.81%4    0.82%   0.94%   0.93%     0.76%      0.58%
  Portfolio turnover rate                   17%       63%    117%     69%       59%       118%

--------------------------------------------------------------------------------
1 Per share information is calculated using the average shares outstanding method.
2 This amount represents less than $0.01 per share.
3 Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.
4 Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE JAPAN EQUITY FUND
FINANCIAL HIGHLIGHTS
(For a Class A Share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------


                                                FOR THE SIX MONTHS
                                                        ENDED     FOR THE YEAR ENDED OCTOBER 31,
                                                   APRIL 30, 2005  -------------------------
                                                     (UNAUDITED)   2004      2003     2002
---------------------------------------------------------------------------------------------
PER SHARE DATA
  Net asset value, beginning of period                   $  5.15 $  5.22  $   3.80   $   5.14
                                                         ------- -------  --------   --------
INVESTMENT OPERATIONS
  Net investment loss2                                     (0.01)  (0.05)    (0.04)     (0.05)
  Net gain (loss) on investments and foreign currency
    related items (both realized and unrealized)            0.18   (0.02)     1.46      (1.29)
                                                         ------- -------  --------   --------
    Total from investment operations                        0.17   (0.07)     1.42      (1.34)
                                                         ------- -------  --------   --------
NET ASSET VALUE, END OF PERIOD                           $  5.32 $  5.15  $   5.22   $   3.80
                                                         ======= =======  ========   ========
    Total return3                                           3.30%   1.34%    37.37%   (26.07)%
RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)               $ 1,792 $   574  $    949   $     83
    Ratio of expenses to average net assets                 1.75%4  1.75%     1.75%      1.75%4
    Ratio of net investment loss to average net assets    (0.39)%4 (0.90)%  (0.97)%    (1.05)%4
    Decrease reflected in above operating expense
      ratios due to waivers                                 0.81%4  0.82%     0.94%      0.79%4
  Portfolio turnover rate                                     17%     63%      117%        69%


--------------------------------------------------------------------------------
1 For the period November 30, 2001 (inception date) through October 31, 2002.
2 Per share information is calculated using the average shares outstanding method.
3 Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the period shown, total returns would have been lower. Total returns for periods less than one year are not annualized.
4 Annualized.


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE JAPAN EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 1. ORGANIZATION

    The Credit Suisse Japan Equity Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company that seeks long-term growth of capital. The Fund was incorporated under the laws of the State of Maryland on October 10, 1995.

    The Fund is authorized to offer three classes of shares: Common Class shares, Advisor Class shares and Class A shares. The Fund's Common Class shares are closed to new investors, other than (1) investors in employee retirement, stock, bonus, pension or profit-sharing plans, (2) investment advisory clients of Credit Suisse Asset Management, LLC ("CSAM"), (3) certain registered investment advisers ("RIAs"), (4) certain broker-dealers and RIAs with clients participating in comprehensive fee programs and (5) employees of CSAM or its affiliates and current and former Directors or Trustees of funds advised by CSAM or its affiliates. Any Common Class shareholder as of the close of business on December 12, 2001 can continue to buy Common Class shares of the Fund and open new accounts under the same Social Security number. Effective December 12, 2001, the Fund closed the Advisor Class to new investments, except for reinvestment of dividends. Each class of shares in the Fund represents an equal pro rata interest in the Fund, except that they bear different expenses which reflect the differences in the range of services provided to them. Class A shares are sold subject to a front-end sales charge of up to 5.75%.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

   A) SECURITY VALUATION -- The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The Fund's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on

CREDIT SUISSE JAPAN EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities.

   B) FOREIGN CURRENCY TRANSACTIONS -- The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Fund isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

   C) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain expenses are class-specific expenses and vary by class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

   D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS --Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such

CREDIT SUISSE JAPAN EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

   E) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

   F) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

   G) SHORT-TERM INVESTMENTS -- The Fund, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("CSAM"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pools available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian, or a money market fund advised by CSAM. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

   H) FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. The Fund will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily forward exchange rate of the underlying currency, and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. At April 30, 2005, the Fund had no open forward foreign currency contracts.

CREDIT SUISSE JAPAN EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

   I) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Fund in connection with securities lending activity is pooled together with cash collateral for other funds/portfolios advised by CSAM and may be invested in a variety of investments, including certain CSAM-advised funds, funds advised by SSB, the Fund's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

   SSB has been engaged by the Fund to act as the Fund's securities lending agent. The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. During the six months ended April 30, 2005, total earnings from the Fund's investment in cash collateral received in connection with securities lending arrangements was $195,365 of which $142,595 was rebated to borrowers (brokers). The Fund retained $36,724 from the cash collateral investment, and SSB, as lending agent, was paid $16,046. The Fund may also be entitled to certain minimum amounts of income from its securities lending activities. Securities lending income is accrued as earned.

   J) OTHER -- The Fund invests in securities of foreign countries and governments (primarily Japan), which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risk (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks. In addition, focusing investments in a single country, such as Japan, involves increased risks.

   The Fund may be subject to taxes imposed by countries in which it invests with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or gains are earned.

CREDIT SUISSE JAPAN EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

   CSAM serves as investment adviser for the Fund. For its investment advisory services, CSAM is entitled to receive a fee from the Fund at annual rate of 1.25% of the Fund's average daily net assets. For the six months ended April 30, 2005, investment advisory fees earned and voluntarily waived for the Fund were $416,616 and $271,053, respectively.

   Credit Suisse Asset Management Limited (CSAM Japan) (`CSAM Japan") or the "Sub-Advisor", an affiliate of CSAM, is the sub-investment adviser to the Fund. CSAM Japan's sub-investment advisory fees are paid by CSAM out of CSAM's net investment advisory fee and are not paid by the Fund. Prior to December 1, 2004, Credit Suisse Asset Management Limited (CSAM Australia) ("CSAM Australia") also served as a sub-investment adviser to the Fund under a similar fee arrangement.

   Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and SSB serve as co-administrators to the Fund.

   For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.10% of the Fund's average daily net assets. For the six months ended April 30, 2005, co-administrative services fees earned by CSAMSI were $33,329.

   For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio subject to an annual minimum fee. For the six months ended April 30, 2005, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $25,550.

   In addition to serving as the Fund's co-administrator, CSAMSI currently serves as distributor of the Fund's shares. Pursuant to distribution plans adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives fees for its distribution services. These fees are calculated at the annual rate of 0.25% of the average daily net assets of the Common Class and Class A shares.

   Certain brokers, dealers and financial representatives provide transfer agent related services to the Fund and receive compensation from CSAM. CSAM is then reimbursed by the Fund. For the six months ended April 30, 2005, the

CREDIT SUISSE JAPAN EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Fund reimbursed CSAM $103,550, which is included in the Fund's transfer agent expense.

   For the six months ended April 30, 2005, CSAMSI and its affiliates advised the Fund that they retained $4,198 from commissions earned on the sale of the Fund's Class A shares.

   Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Fund to provide certain financial printing and fulfillment services. For the six months ended April 30, 2005, Merrill was paid $8,461 for its services to the Fund.

NOTE 4. LINE OF CREDIT

   The Fund, together with other funds/portfolios advised by CSAM (collectively, the "Participating Funds"), participates in a $75 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At April 30, 2005, the Fund had no loans outstanding under the Credit Facility. During the six months ended April 30, 2005, the Fund had borrowings under the Credit Facility as follows:

                AVERAGE DAILY      WEIGHTED AVERAGE     MAXIMUM DAILY
                LOAN BALANCE         INTEREST RATE     LOAN OUTSTANDING
                -------------      ----------------    ----------------
                 $712,000                3.125%            $712,000


NOTE 5. PURCHASES AND SALES OF SECURITIES

   For the six months ended April 30, 2005, purchases and sales of investment securities (excluding short-term investments) were $11,339,201 and $21,982,129, respectively.

   At April 30, 2005, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities

CREDIT SUISSE JAPAN EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 5. PURCHASES AND SALES OF SECURITIES

having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $59,903,787, $12,516,839, $(802,721) and $11,714,118, respectively.

NOTE 6. CAPITAL SHARE TRANSACTIONS

   The Fund is authorized to issue four billion full and fractional shares of capital stock, $.001 par value per share, of which one billion shares of the Fund are designated Common Class shares, two billion shares of the Fund are designated Advisor Class shares and one billion shares of the Fund are designated Class A shares. Transactions in capital shares for each class were as follows:

                                                    COMMON CLASS
                                 -----------------------------------------------------
                                  FOR THE SIX MONTHS ENDED      FOR THE YEAR ENDED
                                 APRIL 30, 2005 (UNAUDITED)      OCTOBER 31, 2004
                                 -----------------------------------------------------
                                    SHARES         VALUE       SHARES          VALUE
                                  ----------   ------------   ----------   ------------
Shares sold                          348,711   $  1,902,285    2,058,879   $ 10,835,163
Shares redeemed                   (2,364,809)   (12,907,874)  (5,897,665)   (31,141,988)
                                  ----------   ------------   ----------   ------------
Net decrease                      (2,016,098)  $(11,005,589)  (3,838,786)  $(20,306,825)
                                  ==========   ============   ==========   ============

                                                    ADVISOR CLASS
                                 ---------------------------------------------------
                                  FOR THE SIX MONTHS ENDED      FOR THE YEAR ENDED
                                 APRIL 30, 2005 (UNAUDITED)      OCTOBER 31, 2004
                                 ---------------------------------------------------
                                    SHARES         VALUE       SHARES       VALUE
                                  ----------   ----------     --------   ----------
Shares redeemed                      (24,912)  $ (133,881)     (15,365)  $  (79,296)
                                  ----------   ----------     --------   ----------
Net decrease                         (24,912)  $ (133,881)     (15,365)  $  (79,296)
                                  ==========   ==========     ========   ==========

                                                        CLASS A
                                 -----------------------------------------------------
                                  FOR THE SIX MONTHS ENDED      FOR THE YEAR ENDED
                                 APRIL 30, 2005 (UNAUDITED)      OCTOBER 31, 2004
                                 -----------------------------------------------------
                                    SHARES        VALUE        SHARES        VALUE
                                  ----------   -----------   ---------   -----------
Shares sold                          227,105   $1,219,105      150,408   $   751,583
Shares redeemed                       (1,984)     (10,393)    (220,577)   (1,133,175)
                                  ----------   ----------    ---------   -----------
Net increase (decrease)              225,121   $1,208,712      (70,169)  $  (381,592)
                                  ==========   ==========    =========   ===========

   Effective September 16, 2002, a redemption fee of 2% of the value of Common Class shares redeemed or exchanged within 30 days from the date of purchase is charged to shareholders. Reinvested dividends and distributions

CREDIT SUISSE JAPAN EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 6. CAPITAL SHARE TRANSACTIONS

are not subject to the fee. The fee is charged based on the value of shares at redemption, is paid directly to the Fund and becomes part of the Fund's daily net asset value calculation. When shares are redeemed that are subject to the fee, reinvested dividends and distributions are redeemed first, followed by the shares held longest.

   On April 30, 2005, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

                                      NUMBER OF        APPROXIMATE PERCENTAGE
                                     SHAREHOLDERS       OF OUTSTANDING SHARES
                                     ------------      ----------------------
            Common Class                   3                     54%
            Advisor Class                  6                     67%
            Class A                        4                     97%

   Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

NOTE 7. CONTINGENCIES

   In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

CREDIT SUISSE JAPAN EQUITY FUND
BOARD APPROVAL OF ADVISORY AGREEMENT (UNAUDITED)
--------------------------------------------------------------------------------

   In approving the Investment Advisory Agreement with CSAM (the "Advisory Agreement") and Sub-Investment Advisory Agreement with CSAM Japan (the "Sub-Advisory Agreement"), the Board of Directors of the Fund, including all of the Directors who are not "interested persons" of the Fund as defined in the 1940 Act (the "Independent Directors"), considered the following factors:

   Investment Advisory Fee Rates
   -----------------------------

   The Board reviewed and considered the contractual advisory fee rate of 1.25% (the "Contractual Advisory Fee") paid by the Fund to CSAM in light of the extent and quality of the advisory services provided by CSAM and CSAM Japan. The Board also reviewed and considered the fee waiver and/or expense reimbursement arrangements currently in place for the Fund and considered the actual fee rate (after taking waivers and reimbursements into account) of 0.43% (the "Net Advisory Fee"). The Board acknowledged that the fee waivers and reimbursements could be discontinued at any time. In addition, the Board noted that the compensation paid to CSAM Japan is paid by CSAM, not the Fund, and, accordingly, that the retention of CSAM Japan does not increase the fees or expenses otherwise incurred by the Fund's shareholders.

   Additionally, the Board received and considered information comparing the Fund's Contractual Advisory Fee and Net Advisory Fee and the Fund's overall expenses with those of funds in both the relevant expense group ("Peer Group") and universe of funds (the "Universe") provided by an independent provider of investment company data.

   Nature, Extent and Quality of the Services under the Advisory and Sub-Advisory Agreements
--------------------------------------------------------------------

   The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by CSAM and CSAM Japan under the Advisory Agreement and the Sub-Advisory Agreement, respectively. The Board also noted information received at regular meetings throughout the year related to the services rendered by CSAM and CSAM Japan. The Board reviewed background information about CSAM and CSAM Japan, including their Form ADVs. The Board considered the background and experience of CSAMand CSAM Japan's senior management and the expertise of, and the amount of attention given to the Fund by, both senior personnel of CSAM and the CSAM Japan. With respect to the CSAM Japan, the Board also considered its particular expertise in managing the types of global investments which the

CREDIT SUISSE JAPAN EQUITY FUND
BOARD APPROVAL OF ADVISORY AGREEMENT (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

Fund makes. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund and the extent of the resources devoted to research and analysis of actual and potential investments. The Board also received and considered information about the nature, extent and quality of services and fee rates offered to other CSAM clients for comparable services.

   In approving the Sub-Advisory Agreement, the Board also considered the benefits to the Fund of retaining CSAM's Japanese affiliate given the increased complexity of the Japanese securities markets, specifically that retention of CSAM Japan would expand the universe of companies and countries from which investment opportunities could be sought and enhance the ability of the Fund to obtain best price and execution on trades in the Japanese market.

   Fund Performance
   ----------------

   The Board received and considered the one, three and five-year performance of the Fund, along with comparisons, for all presented periods, to the Universe. The Board was provided with a description of the methodology used to arrive at the funds included in the Universe.

   The Board reviewed information comparing the performance of the Fund to performance benchmarks that the Board had previously established and progress that had been made in certain instances toward achieving those benchmarks. The Board also reviewed comparisons between the Fund and its identified benchmark over various time periods.

   CSAM Profitability
   ------------------

   The Board received and considered a profitability analysis of CSAM based on the fees payable under the Advisory Agreement for the Fund, including any fee waivers or fee caps, as well as other relationships between the Fund on the one hand and CSAM affiliates on the other. The Board received profitability information for the other funds in the CSAM family of funds.

   Economies of Scale
   ------------------

   The Board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders. Accordingly, the Board considered whether alternative fee structures (such as breakpoint fee structures) would be more appropriate or reasonable taking into consideration

CREDIT SUISSE JAPAN EQUITY FUND
BOARD APPROVAL OF ADVISORY AGREEMENT (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

economies of scale or other efficiencies that might accrue from increases in the Fund's asset levels.

   Other Benefits to CSAM and CSAM Japan
   -------------------------------------

   The Board considered other benefits received by CSAM, CSAM Japan and their affiliates as a result of their relationship with the Fund. Such benefits include, among others, research arrangements with brokers who execute transactions on behalf of the Fund, administrative and brokerage relationships with affiliates of CSAM and CSAM Japan and benefits potentially derived from an increase in CSAM's and CSAM Japan's businesses as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by CSAM, the CSAM Japan and their affiliates).

   The Board considered the standards applied in seeking best execution, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be achieved by using an affiliated broker and the existence of quality controls applicable to brokerage allocation procedures. The Board also reviewed CSAM's and CSAM Japan's method for allocating portfolio investment opportunities among the Fund and other advisory clients.

   Conclusions
   -----------

   In selecting CSAM and the CSAM Japan, and approving the Advisory Agreement, the investment advisory fee under such agreement and the Sub-Advisory Agreement, the Board concluded that:

   o although the Contractual Advisory Fee was the highest in its Peer Group, the fee was considered reasonable recognizing that the amount that shareholders were actually charged, the Net Advisory Fee, was the lowest in the Fund's Peer Group.

   o the Fund's one, three and five-year performance lagged that of funds in the Universe, which included all institutional as well as retail Japanese funds regardless of size. The Board discussed the underperformance with CSAM and directed CSAM to suggest a means to address the matter. CSAM subsequently advised the Board that changes are under review in order to address underperformance, which would include merging or liquidating the Fund. No such comparison against its Peer Group was available due to the limited number of Japanese retail front-end load and no-load funds.

CREDIT SUISSE JAPAN EQUITY FUND
BOARD APPROVAL OF ADVISORY AGREEMENT (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

   o aside from performance which is described above, the Board was satisfied with the nature and extent of the investment advisory services provided to the Fund by CSAM and the CSAM Japan and that, based on dialogue with management and counsel, the services provided by CSAM under the Advisory Agreement and by CSAM Japan under the Sub-Advisory Agreement are typical of, and consistent with, those provided to mutual funds by other investment advisers and sub-advisers. The Board understood that CSAM was in the process of addressing performance issues.

   o in light of the costs of providing investment management and other services to the Fund and CSAM's ongoing commitment to the Fund and willingness to cap fees and expenses, the profits and other ancillary benefits that CSAM and its affiliates received were considered reasonable.

   o CSAM's profitability based on fees payable under the Advisory Agreement was reasonable in light of the nature, extent and quality of the services provided to the Fund thereunder.

   o in light of the relatively small size of the Fund and the amount of the Net Advisory Fees, the Fund's current fee structure (without breakpoints) was considered reasonable.

   No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Advisory and Sub-Advisory Agreements. The Independent Directors were advised by separate independent legal counsel throughout the process.

CREDIT SUISSE JAPAN EQUITY FUND
PRIVACY POLICY NOTICE (UNAUDITED)
--------------------------------------------------------------------------------

                     Important Privacy Choices for Consumers
                     ---------------------------------------

   We are committed to maintaining the privacy of every current and prospective customer. We recognize that you entrust important personal information to us, and we wish to assure you that we take seriously our responsibilities in protecting and safeguarding this information.

   In connection with making available investment products and services to current and potential customers, we may obtain nonpublic personal information about you. This information may include your name, address, e-mail address, social security number, account number, assets, income, financial situation, transaction history and other personal information.

   We may collect nonpublic information about you from the following sources:

   o Information we receive on applications, forms, questionnaires, web sites, agreements or in the course of establishing or maintaining a customer relationship; and

   o Information about your transactions with us, our affiliates, or others.

   We do not disclose any nonpublic personal information about our customers or former customers to anyone, except with your consent or as otherwise permitted by law.

   RESTRICT INFORMATION SHARING WITH AFFILIATES: In cases where we believe that additional products and services may be of interest to you, we may share the information described above with our affiliates unless you say "No."

[ ] No, please do not share personal and financial information with your affiliated companies. [If you check this box, you must send this notice back to us with your name, address and account number to Credit Suisse Funds, 466 Lexington Avenue, New York, New York 10017.]

   We may also disclose this information to firms that perform services on our behalf. These agents and service providers are required to treat the information confidentially and use it only for the purpose for which it is provided.

   We restrict access to nonpublic personal information about you to those employees, agents or other parties who need to know that information to provide products or services to you or in connection with your investments with or through us. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

   Note: This Notice is provided to clients and prospective clients of Credit Suisse Asset Management, LLC ("CSAM"), and Credit Suisse Asset Management Securities, Inc., and shareholders and prospective shareholders in CSAM-sponsored and-advised investment companies, including Credit Suisse Funds, and other consumers and customers, as applicable. This Notice is not intended to be incorporated in any offering materials but is merely a statement of our current Privacy Policy, and may be amended from time to time upon notice to you. This Notice is dated as of May 17, 2005.

CREDIT SUISSE JAPAN EQUITY FUND
PROXY VOTING AND PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

   Information regarding how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30, 2004 as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

   o  By calling 1-800-927-2874

   o  On the Fund's website, www.csam.com/us

   o On the website of the Securities and Exchange Commission, http://www.sec.gov.

   The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

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

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

P.O. BOX 55030, BOSTON, MA 02205-5030                        CREDIT | ASSET
800-927-2874 o www.csam.com/us                               SUISSE | MANAGEMENT



CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.      JEQ-SAR-0405

ITEM 2. CODE OF ETHICS.

This item is inapplicable to a semi-annual report on Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

This item is inapplicable to a semi-annual report on Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

This item is inapplicable to a semi-annual report on Form N-CSR.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

Included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

This item is not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The Nominating Committee recommends Board member candidates. Shareholders of the registrant may also submit nominees that will be considered by the Committee. Recommendations should be mailed to the registrant's Secretary, c/o Credit Suisse Asset Management, LLC, 466 Lexington Avenue, New York, NY 10017. Any submission should include at a minimum the following information: the name, age, business address, residence address and principal occupation or employment of such individual; the class, series and number of shares of the registrant that are beneficially owned by such individual; the date such shares were acquired and the investment intent of such acquisition; whether such shareholder believes such individual is, or is not, an "interested person" of the registrant (as defined in the Investment Company Act of 1940) and information regarding such individual that is sufficient, in the Committee's discretion, to make such determination; and all other information relating to such individual that is required to be disclosed in solicitation of proxies for election of directors in an election contest (even if an election contest is not involved) or is otherwise required pursuant to the rules for proxy materials under the Securities Exchange Act of 1934.

ITEM 11. CONTROLS AND PROCEDURES.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Not applicable.

(a)(2) The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3) Not applicable.

(b) The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                  Credit Suisse Japan Equity Fund, Inc.

                  /s/ Michael E. Kenneally
                  --------------------------------
                  Name:  Michael E. Kenneally
                  Title:   Chief Executive Officer
                  Date:   July 5, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                  /s/ Michael E. Kenneally
                  --------------------------------
                  Name:  Michael E. Kenneally
                  Title:   Chief Executive Officer
                  Date:   July 5, 2005

                  /s/ Michael A. Pignataro
                  --------------------------------
                  Name:  Michael A. Pignataro
                  Title:   Chief Financial Officer
                  Date:   July 5, 2005